FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	$ 328,149,763	$ 262,267,135
Total
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	328,149,763	262,267,135
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	227,528,576	176,646,506
Total | Managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	83,054,745	69,852,148
Total | Common stock and stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	10,114,425	9,423,721
Total | Money market account
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	7,452,017	6,344,760
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	328,149,763	262,267,135
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	227,528,576	176,646,506
Level 1 | Managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	83,054,745	69,852,148
Level 1 | Common stock and stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	10,114,425	9,423,721
Level 1 | Money market account
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	7,452,017	6,344,760
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	0	0
Level 2 | Managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	0	0
Level 2 | Common stock and stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	0	0
Level 2 | Money market account
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	0	0
Level 3 | Managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	0	0
Level 3 | Common stock and stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	0	0
Level 3 | Money market account
EBP, Investment, Fair Value and NAV [Line Items]
Participant directed investments, at fair value	$ 0	$ 0